RELATED PARTY TRANSACTIONS - Subsidiary Transactions (Details) - Total for all subsidiaries - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Revenue	$ 45	$ 36
Purchases	231	203
Accounts receivable	101	97
Accounts payable and accrued liabilities	$ 163	$ 113